Capital Structure, Common Stock - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Oct. 10, 2024	Jul. 10, 2024	Apr. 10, 2024	Jan. 10, 2024	Oct. 06, 2023	Jul. 06, 2023	Apr. 25, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2024	Aug. 05, 2024	May 14, 2024	Mar. 05, 2024	Nov. 13, 2023	Aug. 01, 2023	May 24, 2023	Mar. 13, 2023
Dividends [Abstract]
Dividends payable								$ 5,297	$ 491	$ 4,548
Dividends paid								10,750	6,031	17,924
Dividends declared								$ 15,556	$ 1,974	$ 22,472
Regular Quarterly Dividend for Q3-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared								Nov. 01, 2024
Dividend payable per share (in dollars per share)											$ 0.26
Dividend payable, date to be paid								Jan. 10, 2025
Dividend payable, date of record								Dec. 27, 2024
Regular Quarterly Dividend for Q3-2024 [Member] | Other Current Liabilities [Member]
Dividends [Abstract]
Dividends payable								$ 5,297
Regular Quarterly Dividend for Q2-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared								Aug. 05, 2024
Dividend payable per share (in dollars per share)												$ 0.25
Dividend payable, date to be paid								Oct. 10, 2024
Dividend payable, date of record								Sep. 27, 2024
Dividends paid	$ 5,150
Regular Quarterly Dividend for Q1-2024 [Member]
Dividends [Abstract]
Dividend payable, date declared								May 14, 2024
Dividend payable per share (in dollars per share)													$ 0.025
Dividend payable, date to be paid								Jul. 10, 2024
Dividend payable, date of record								Jun. 25, 2024
Dividends paid		$ 3,108
Special Dividend for Q1-2024 [Member]
Dividends [Abstract]
Dividend payable per share (in dollars per share)													$ 0.125
Regular Quarterly Dividend for Q4-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared								Mar. 05, 2024
Dividend payable per share (in dollars per share)														$ 0.025
Dividend payable, date to be paid								Apr. 10, 2024
Dividend payable, date of record								Mar. 25, 2024
Dividends paid			$ 2,001
Special Dividend for Q4-2023 [Member]
Dividends [Abstract]
Dividend payable per share (in dollars per share)														$ 0.075
Regular Quarterly Dividend for Q3-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared								Nov. 13, 2023
Dividend payable per share (in dollars per share)															$ 0.025
Dividend payable, date to be paid								Jan. 10, 2024
Dividend payable, date of record								Dec. 22, 2023
Dividends paid				$ 491
Regular Quarterly Dividend for Q2-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared								Aug. 01, 2023
Dividend payable per share (in dollars per share)																$ 0.025
Dividend payable, date to be paid								Oct. 06, 2023
Dividend payable, date of record								Sep. 22, 2023
Dividends paid					$ 492
Regular Quarterly Dividend for Q1-2023 [Member]
Dividends [Abstract]
Dividend payable, date declared								May 24, 2023
Dividend payable per share (in dollars per share)																	$ 0.025
Dividend payable, date to be paid								Jul. 06, 2023
Dividend payable, date of record								Jun. 22, 2023
Dividends paid						$ 491
Regular Quarterly Dividend for Q4-2022 [Member]
Dividends [Abstract]
Dividend payable, date declared								Mar. 13, 2023
Dividend payable per share (in dollars per share)																		$ 0.025
Dividend payable, date to be paid								Apr. 25, 2023
Dividend payable, date of record								Mar. 31, 2023
Dividends paid							$ 500